Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Sales-Type and Direct Financing Leases
The following table provides the components of our equipment lease financing assets:

Table 104: Sales-Type and Direct Financing Leases

In millions	December 31, 2019
Lease receivables (a)	$7,353
Unguaranteed residual asset values	741
Unearned income	(939)
Equipment lease financing	$7,155
(a)
In certain cases, PNC obtains third-party residual value insurance to reduce its residual risk. The carrying value of residual assets with third-party residual value insurance for at least a portion of the asset value was $.3 billion.

Schedule of Future Minimum Lease Payments of Lessor Arrangements, Operating Leases
The future minimum lease payments based on maturity of our lessor arrangements at December 31, 2019 were as follows:

Table 105: Future Minimum Lease Payments of Lessor Arrangements

In millions	Operating Leases	Sales-type and Direct Financing Leases
2020	$159	$1,620
2021	159	1,432
2022	112	1,161
2023	136	801
2024	128	668
2025 and thereafter	192	1,671
Total future minimum lease payments	$886	$7,353

Schedule of Future Minimum Lease Payments of Lessor Arrangements, Sales-type and Direct Financing Leases
The future minimum lease payments based on maturity of our lessor arrangements at December 31, 2019 were as follows:

Table 105: Future Minimum Lease Payments of Lessor Arrangements

In millions	Operating Leases	Sales-type and Direct Financing Leases
2020	$159	$1,620
2021	159	1,432
2022	112	1,161
2023	136	801
2024	128	668
2025 and thereafter	192	1,671
Total future minimum lease payments	$886	$7,353

Schedule of Operating Lease Term and Discount Rates of Lessee Arrangements
Operating lease term and discount rates of our lessee arrangements at December 31, 2019 were as follows:

Table 106: Operating Lease Term and Discount Rates of Lessee Arrangements

December 31, 2019
Weighted-average remaining lease term (years)	9
Weighted-average discount rate	2.42%

Schedule of Future Lease Payments of Operating Lease Liabilities
Future undiscounted cash flows on our lessee arrangements at December 31, 2019 are as follows:

Table 107: Future Lease Payments of Operating Lease Liabilities

In millions	December 31, 2019
2020	$355
2021	339
2022	307
2023	275
2024	226
2025 and thereafter	923
Total future lease payments	$2,425
Less: Interest	255
Present value of operating lease liabilities	$2,170